Expense Example, No Redemption - PGIM Short Duration Multi-Sector Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	290	433	588	1,039	150	469	811	1,555	40	141	251	572	33	109	193	440